Related party transactions (Detail Textuals 2)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 Director	Mar. 31, 2012 Director CAD	Dec. 31, 2012 Director USD ($)	Dec. 31, 2012 Director CAD	Dec. 31, 2011 Director CAD	Dec. 31, 2012 Director Accounts Payable USD ($)	Dec. 31, 2012 Director Consulting Agreement
Related Party Transaction [Line Items]
Amount paid pursuant to unit financing			$ 25,000			$ 25,000
Number of options granted in equal tranches to director		450,000	450,000	450,000
Exercise price (in Canadian dollar)		0.50		0.50	0.50
Number of directors	3		3	3			3
Number of shares transferred from DelMar Employee Share Purchase Trust in equal tranches to each director			1,390,625	1,390,625